Provisions - Summary of Provisions Reconciliation (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Beginning balance	£ 515	£ 558
Adoption of IFRS 16 (see Note 1)	17
Reallocation of ECL on off-balance sheet exposures		50
Balance on January 1 2018	532	608
Additional provisions (see Note 5)	222	75
Provisions released (see Note 5)	(18)	(32)
Utilisation	(185)	(147)
Ending balance	551	504
PPI [member]
Disclosure of other provisions [line items]
Beginning balance	246	356
Balance on January 1 2018	246	356
Additional provisions (see Note 5)	70
Utilisation	(68)	(55)
Ending balance	248	301
Other products [member]
Disclosure of other provisions [line items]
Beginning balance	30	47
Balance on January 1 2018	30	47
Provisions released (see Note 5)		(14)
Utilisation	(1)	(2)
Ending balance	29	31
FSCS and Bank Levy [member]
Disclosure of other provisions [line items]
Beginning balance	44	57
Balance on January 1 2018	44	57
Provisions released (see Note 5)	(2)	(4)
Utilisation	(42)	(37)
Ending balance		16
Property [Member]
Disclosure of other provisions [line items]
Beginning balance	40	39
Adoption of IFRS 16 (see Note 1)	17
Balance on January 1 2018	57	39
Additional provisions (see Note 5)	38	11
Provisions released (see Note 5)	(8)
Utilisation	(4)	(7)
Ending balance	83	43
Off-Balance Sheet ECL [member]
Disclosure of other provisions [line items]
Beginning balance	56
Reallocation of ECL on off-balance sheet exposures		50
Balance on January 1 2018	56	50
Additional provisions (see Note 5)		10
Provisions released (see Note 5)	(1)
Ending balance	55	60
Regulatory other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	99	59
Balance on January 1 2018	99	59
Additional provisions (see Note 5)	114	54
Provisions released (see Note 5)	(7)	(14)
Utilisation	(70)	(46)
Ending balance	£ 136	£ 53